CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents (Note 4)	$ 6,836,819	$ 8,347,518
Marketable securities (Notes 5, 6)	370,241	723,449
Deposits, advances and other	266,516	175,293
Total current assets	7,473,576	9,246,260
Property, plant and equipment, net (Note 7)	19,306,382	19,190,792
Total assets	26,779,958	28,437,052
Current Liabilities:
Accounts payable and accrued expenses	1,212,364	914,977
Accrued interest	426,633	64,269
Convertible notes, current (Note 11)	21,886,147	0
Total current liabilities	23,525,144	979,246
Convertible notes (Note 11)	1,042,000	20,025,454
Other (Note 11)	1,012,491	1,012,491
Total liabilities	25,579,635	22,017,191
SHAREHOLDERS' EQUITY
Common shares and equity units	289,088,585	283,482,779
Contributed Surplus	5,171,603	5,171,603
Warrants	543,915	0
Stock options (Note 9)	19,821,330	19,762,883
Accumulated deficit	(313,371,661)	(302,209,087)
Accumulated other comprehensive income (loss)	(53,449)	211,683
Total shareholders' equity	1,200,323	6,419,861
Total liabilities and shareholders' equity	$ 26,779,958	$ 28,437,052